STOCKHOLDERS' EQUITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Restricted shares compensation cost recognized	$ 639	$ 337
Research and Development Expense [Member]
Class of Stock [Line Items]
Restricted shares compensation cost recognized	48	170
General and Administrative Expense [Member]
Class of Stock [Line Items]
Restricted shares compensation cost recognized	531	167
Selling and Marketing Expense [Member]
Class of Stock [Line Items]
Restricted shares compensation cost recognized	$ 60	$ 0